Note 14 - Voyage, Vessel Operating Expenses and Commissions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Vessel Voyage and Operating Expenses [Text Block]
14.
       Voyage and Vessel Operating Expenses

These consisted of:
	Year ended December 31,
	2015	2016	2017
Voyage expenses
Port charges and canal dues	832,917	421,140	1,734,979
Bunkers	1,479,596	870,572	2,225,828
Total	2,312,513	1,291,712	3,960,807

Vessel operating expenses
Crew wages and related costs	14,164,355	10,670,721	13,388,286
Insurance	2,412,366	1,649,313	1,871,330
Repairs and maintenance	503,934	341,481	824,962
Lubricants	2,433,956	1,611,543	1,549,265
Spares and consumable stores	4,058,153	2,770,405	3,098,275
Professional and legal fees	492,852	214,317	196,343
Other	1,138,977	904,082	983,269
Total	25,204,593	18,161,862	21,911,730